Note 11 - Income Taxes	12 Months Ended
Dec. 31, 2011
INCOME TAXES
INCOME TAXES

11.              INCOME TAXES

            Under current Bermuda law, the Company is not subject to tax on income or capital gains, nor is withholding tax of Bermuda imposed upon payments of dividends by the Company to its shareholders.

The Company’s investments in the Operating Subsidiaries are held through subsidiaries incorporated in the British Virgin Islands (“BVI”).  Under current BVI law, dividends from the BVI subsidiaries’ investments are not subject to income taxes and no withholding tax is imposed on payments of dividends by the BVI subsidiaries to the Company.

The Operating Subsidiaries and equity investees are governed by the income tax laws of Singapore, Thailand, Australia and the People’s Republic of China.  The corporate income tax rate in Singapore was 17% for each of the three years ended December 31, 2011, and there is no withholding tax on dividends applicable to the Company.  For Thailand, the corporate income tax rate was 30% for each of the three years ended December 31, 2011 and a withholding tax of 10% is levied on dividends received by the Company. CTW is listed on Stock Exchange of Thailand (“SET”), its applicable corporate income rate was 25% for the first 300 million Baht of net profit and 30% for the amount exceeding 300 million Baht. The reduced rate of taxation applied for listed companies for three accounting periods from 2008 to 2010. As a part of an initiative to promote Thailand’s competitiveness, the Thai Government announced in Royal Decree (No. 530) to provide for a reduction of corporate income tax on December 21, 2012: (1) Reduction of corporate tax from 30% to 23% for accounting period from January 1, 2012; (2) Further reduction of corporate income tax to 20% for the subsequent two accounting periods from January 1, 2013. The tax reduction is valid for three years from 2012 to 2014. In Australia, the corporate income tax rate was 30% for 2009/2010, 2010/2011 and 2011/2012 tax years. The applicable corporate income tax rate for the subsidiaries in the People’s Republic of China was 25% for each of the three years ended December 31, 2011.

Pursuant to the Corporate Income Tax Law (the CIT Law) of the PRC that came into effect on January 1, 2008, all the enterprises generally are subject to corporate income tax at an effective rate of 25% on income as reported in their statutory accounts. An enterprise located in specially-designated regions or cities and eligible for the preferential policy in the form of a reduced tax rate shall have five years from the time when the CIT Law takes effect to transition progressively to the legally prescribed tax rate. During this period, an enterprise that enjoyed the 15% corporate income tax rate shall be subject to the 18% tax rate for the year 2008, 20% for the year 2009, 22% for the year 2010, 24% for the year 2011, and 25% for the year 2012.

PEWS is located in Shenzhen, which is a region where preferential tax rates apply and currently qualifies for a reduced rate of taxation of 20%, 22%, and 24% for the years 2009, 2010, and 2011, respectively. PEWS is the only subsidiary of the Company in the PRC that qualifies for the preferential tax rates under the CIT Law. Under the CIT law, dividend distributions of profits earned prior to January 1, 2008 to foreign investor(s) are exempt from withholding tax; distribution of the profits earned after January 1, 2008 is subject to withholding tax of 10%, reduced to 5% under the Arrangement between the Mainland of China and the Hong Kong Special Administrative Region on the Avoidance of Double Taxation and the Prevention of Fiscal Evasion with Respect to Taxes on Income provided that the Hong Kong holding company, CCH(HK), is qualified as the “beneficial owner” of the dividend income under Cuoshuiban [2009] No.601.

Pre-tax income (loss) from continuing operations was taxed in the following jurisdictions:

	Year ended December 31,
	2009	2010	2011

Thailand	$ 10,921	$ 24,750	$ 8,760
Singapore	3,149	1,671	(80)
Australia	3,020	2,176	3,130
The People’s Republic of China	3,690	6,921	985
Others	(2,318)	(3,665)	(12,101)

	18,462	31,853	694

Equity investees
The People’s Republic of China	(40)	(21)	(58)
	$ 18,422	$ 31,832	$ 636

            Significant components of the provision (benefit) for income taxes are as follows:

	Year ended December 31,
	2009	2010	2011

Allocated to net income (loss)

Current:
Thailand	$ 813	$ 4,069	$ 4,869
Singapore	-	-	-
The People’s Republic of China	814	1,324	679
Australia	680	956	1,291
Total current	2,307	6,349	6,839

Deferred:
Thailand	1,723	170	(1,446)
Singapore	100	59	(154)
The People’s Republic of China	389	197	(43)
Australia	128	(262)	(316)
Total deferred	2,340	164	(1,959)
The benefits of operating loss carried forwards	-	(72)	(314)
	$ 4,647	$ 6,441	$ 4,566
Allocated to other comprehensive income (loss)	$ 18	$ 84	$ -

The parent company’s tax is filed in Bermuda, which does not have a statutory tax rate. The provision for income taxes differs based on the taxes incurred by the Operating Subsidiaries, in their respective jurisdiction. The Company determines its statutory tax rate based on its major commercial domicile that is its subsidiary in Thailand. The reconciliation of the statutory tax rate and the Company’s effective tax rate is as follows:

	Year ended December 31,
Income tax at statutory tax rate in:	2009	2010	2011

Tax provision at statutory rate (30%)	$ 5,755	$ 9,608	$ 191

Foreign income taxed at different rate	(455)	881	1,350
Expenses not deductible for tax purpose	2,437	1,684	753
Impairment of goodwill not deductible for tax	-	-	2,637
Written-off deferred tax assets arising from liquidation of a subsidiary	-	-	3,633
Reversal of valuation allowance arising from liquidation of a subsidiary	-	-	(3,633)
Utilization of prior year tax losses	-	(6,186)	-
Changes in valuation allowance	(3,959)	2,473	(291)
Written-off deferred tax	1,473	215	-
Tax exempt on income	(1,573)	(2,583)	(1,453)
Difference due to effect of tax holidays	(141)	(583)	-
Unrecognized tax benefits	708	354	1,026
Deferred tax liability arising from undistributed earnings	402	578	193
Effect of temporary tax rate changes on deferred tax assets	-	-	862
Others	-	-	(702)
Total tax income for the year	$ 4,647	$ 6,441	$ 4,566

Pacific Thai had deferred tax assets (mainly from prior year net operating losses) of $3,633 with a 100% valuation allowance as of December 31, 2010. Following the de-registration of Pacific Thai on January 5, 2011, its deferred tax assets could no longer be realized and thus were written off. The corresponding valuation allowance was reversed during the year.

Deferred tax liabilities and assets comprised the following:

	As of December 31
	2010	2011

Deferred tax liabilities:

Outside basis differences	$ (1,973)	$ (2,172)

Total deferred tax liabilities	(1,973)	(2,172)

Deferred tax assets:
Unused tax losses	4,480	1,181
Allowance for doubtful accounts	1,454	682
Inventory impairment	649	744
Allowance for impairment in investment	1,203	933
Rebates and other accrued liabilities	1,420	1,980
Unpaid retirement benefits	-	854
Charges related to flooding	-	874
Deferred revenue and cost of sales	-	320

Total deferred tax assets	9,206	7,568
Valuation allowance for deferred tax assets (note 10)	(4,817)	(875)

Total deferred tax assets	4,389	6,693

Net deferred tax assets	$ 2,416	$ 4,521

The amount of deferred tax liabilities and assets at December 31, 2010 and 2011 were as follows:

	As of December 31,
	2010	2011

Gross current deferred tax liabilities	$ (43)	$ (49)

Gross current deferred tax assets	3,763	5,234
Valuation allowance for deferred tax assets	(400)	-

	3,363	5,234

Net current deferred tax assets	3,320	5,185

Gross non-current deferred tax liabilities	(1,930)	(2,123)

Gross non-current deferred tax assets	5,443	2,334
Valuation allowance for deferred tax assets	(4,417)	(875)

	1,026	1,459

Net non-current deferred tax assets	(904)	(664)

Net deferred tax assets	$ 2,416	$ 4,521

The deferred tax liabilities and assets are presented in the accompanying consolidated balance sheets as follows:

	As of December 31,
	2010	2011

Current
Deferred tax assets	$ 3,320	$ 5,185

Total current	3,320	5,185

Non-current
Deferred tax assets	677	517
Deferred tax liabilities	(1,581)	(1,181)
Total non-current	(904)	(664)

Net deferred tax assets	$ 2,416	$ 4,521

As of December 31, 2011, the Company has available unused net operating losses that may be applied against future taxable income and that expire as follows:

Date of expiration	2010	2011

2011	$ 3,089	$ -
2012	5,399	656
2013	3,115	461
2014	5,069	853
2015	353	356
2016	-	839
No expiration	1,396	1,801
	$ 18,421	$ 4,966

The remaining net operating losses can be carried forward, subject to any condition to be met under the relevant tax laws of the respective jurisdictions. The utilization of these net operating loss carry forwards is subject to agreement by the income tax authorities in the respective jurisdictions.

As of December 31, 2010 and 2011, the Company is subject to taxation in The People’s Republic of China, Australia, Thailand, and Singapore.  The Company’s tax years from 2006 and forward are still open examination by the tax authorities in various tax jurisdictions.

A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows:

Change in Uncertain Tax Positions	As of December 31,
	2009	2010	2011
Balance at January 1	$ 2,055	$ 2,198	$ 2,332
Additions based on tax positions related to the current year	143	134	308
Additions for tax positions of prior years	-	-	-
Settlements	-	-	-

Balance at December 31	$ 2,198	$ 2,332	$ 2,640

The Company is not expecting there would be any reasonably possible change in the total amounts of unrecognized tax benefits within twelve months of the reporting date. As of December 31, 2010 and 2011, the amount of unrecognized tax benefits (excluding interest and penalties) included in the balance sheet that would, if recognized, affect the effective tax rate is $2,332 and $2,640, respectively.

The Company recognized interest expense and penalties related to income tax matters as a component of income tax expense. The amount of related interest and penalties the Company have provided as of the reporting date, were:

	As of December 31,
	2009	2010	2011
Accrued interest on unrecognized tax benefits	$ 1,299	$ 1,373	$ 1,783
Accrued penalties on unrecognized tax benefits	1,806	1,948	2,256

Total accrued interest and penalties on Unrecognized tax benefits	$ 3,105	$ 3,321	$ 4,039

The bases for interest and penalties are of 0.05% per day (18.25% annually) and 100% respectively of the relevant income tax liabilities. The Company recognized $74 and $142 in interest and penalties during 2010 and $410 and $308 in interest and penalties during 2011. As of December 31, 2010 and 2011, the Company recognized $3,321 and $4,039, respectively, in interest and penalties.